Quarterly Report
May 31, 2022
MFS®  Blended Research®
International Equity Fund
BRX-Q3

Portfolio of Investments
5/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 0.3%
Thales S.A.	10,401	$1,268,457
Alcoholic Beverages – 1.2%
Ambev S.A.	353,800	$1,056,364
Jiangsu Yanghe Brewery JSC Ltd., “A”	40,800	1,011,304
Kirin Holdings Co. Ltd.	252,100	3,895,296
		$5,962,964
Apparel Manufacturers – 3.6%
Burberry Group PLC	41,695	$900,008
Compagnie Financiere Richemont S.A.	50,201	5,565,968
Gildan Activewear, Inc.	60,395	1,902,310
LVMH Moet Hennessy Louis Vuitton SE	14,465	9,273,859
		$17,642,145
Automotive – 2.8%
BYD Co. Ltd.	52,000	$1,832,474
Hero MotoCorp Ltd.	28,175	1,006,677
Kia Corp.	22,111	1,528,341
Magna International, Inc.	12,601	818,057
Mahindra & Mahindra Ltd.	184,568	2,436,495
Maruti Suzuki India Ltd.	16,524	1,679,460
Stellantis N.V.	111,446	1,667,104
Toyota Motor Corp.	173,200	2,876,151
		$13,844,759
Business Services – 3.2%
Eurofins Scientific SE	49,909	$4,651,799
Experian PLC	60,814	2,035,338
Marubeni Corp.	120,700	1,265,196
Sumitomo Corp.	99,700	1,428,784
Tata Consultancy Services Ltd.	144,626	6,267,336
		$15,648,453
Chemicals – 0.7%
Nutrien Ltd.	34,052	$3,327,800
Computer Software – 1.5%
Dassault Systemes SE	85,162	$3,582,515
NetEase.com, Inc., ADR	37,561	3,896,202
		$7,478,717
Computer Software - Systems – 5.5%
Constellation Software, Inc.	3,425	$5,390,587
Fujitsu Ltd.	31,600	4,732,038
Hitachi Ltd.	83,300	4,351,517
Hon Hai Precision Industry Co. Ltd.	509,000	1,976,074
Lenovo Group Ltd.	1,888,000	1,850,765
Samsung Electronics Co. Ltd.	165,739	9,029,105
		$27,330,086
Construction – 0.3%
Anhui Conch Cement Co. Ltd.	345,000	$1,740,636

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.6%
AmorePacific Corp.	14,431	$1,901,636
Kao Corp.	24,300	978,247
		$2,879,883
Consumer Services – 0.8%
Carsales.com Ltd.	82,749	$1,211,984
Persol Holdings Co. Ltd.	144,100	2,790,314
		$4,002,298
Containers – 0.2%
Viscofan S.A.	15,211	$818,121
Electrical Equipment – 1.4%
Schneider Electric SE	48,264	$6,686,055
Electronics – 4.9%
ASML Holding N.V.	10,466	$6,022,375
Novatek Microelectronics Corp.	130,000	1,809,489
NXP Semiconductors N.V.	22,672	4,302,239
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	125,836	11,992,171
		$24,126,274
Energy - Independent – 1.0%
Aker BP ASA (l)	27,992	$1,217,920
Canadian Natural Resources Ltd.	16,214	1,073,071
China Shenhua Energy Co. Ltd.	866,500	2,879,919
		$5,170,910
Energy - Integrated – 4.0%
Cenovus Energy, Inc.	103,196	$2,392,146
China Petroleum & Chemical Corp.	7,660,000	3,685,692
Eni S.p.A.	454,720	6,930,962
LUKOIL PJSC, ADR (u)	35,153	0
PetroChina Co. Ltd.	2,928,000	1,544,100
Suncor Energy, Inc.	126,655	5,095,840
		$19,648,740
Food & Beverages – 2.0%
Gruma S.A.B. de C.V.	126,252	$1,500,231
Inghams Group Ltd.	689,565	1,408,526
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	180,800	1,032,095
Nestle S.A.	50,307	6,136,279
		$10,077,131
Food & Drug Stores – 1.8%
Loblaw Cos. Ltd.	50,736	$4,680,700
Sugi Holdings Co. Ltd.	19,100	802,664
Tesco PLC	1,117,935	3,648,558
		$9,131,922
Furniture & Appliances – 0.6%
Howden Joinery Group PLC	374,231	$3,217,039
Gaming & Lodging – 1.8%
Aristocrat Leisure Ltd.	152,537	$3,687,023
Lottery Corp. Ltd. (a)	776,015	2,639,740
Tabcorp Holdings Ltd.	1,068,577	711,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Whitbread PLC	60,079	$2,061,461
		$9,099,913
General Merchandise – 1.3%
B&M European Value Retail S.A.	421,072	$2,067,720
Bim Birlesik Magazalar A.S.	293,445	1,472,895
Walmart de Mexico S.A.B. de C.V.	786,487	2,908,089
		$6,448,704
Insurance – 5.6%
China Pacific Insurance Co. Ltd.	1,968,800	$4,575,676
Fairfax Financial Holdings Ltd.	7,543	4,186,235
iA Financial Corp., Inc.	31,925	1,657,773
Manulife Financial Corp.	337,297	6,248,068
PICC Property & Casualty Co. Ltd.	2,546,000	2,472,286
Ping An Insurance Co. of China Ltd., “H”	553,000	3,508,067
Samsung Fire & Marine Insurance Co. Ltd.	23,175	3,727,631
Zurich Insurance Group AG	3,308	1,510,534
		$27,886,270
Internet – 1.0%
Tencent Holdings Ltd.	108,800	$5,024,610
Leisure & Toys – 2.0%
GungHo Online Entertainment, Inc.	166,300	$3,153,286
Nintendo Co. Ltd.	5,600	2,492,534
Sankyo Co. Ltd.	89,400	2,981,299
SEGA SAMMY Holdings, Inc.	56,700	1,057,511
		$9,684,630
Machinery & Tools – 4.0%
Aalberts Industries N.V.	63,437	$3,147,711
Epiroc AB	220,606	4,267,119
GEA Group AG	163,683	6,528,068
Haitian International Holdings Ltd.	397,000	1,019,415
OSG Corp.	71,500	915,712
Toromont Industries Ltd.	43,938	3,897,224
		$19,775,249
Major Banks – 10.3%
Bank of China Ltd.	3,337,000	$1,336,369
Bank of Ireland Group PLC	267,438	1,808,207
Barclays PLC	1,819,414	3,875,942
BNP Paribas (l)	129,100	7,360,796
BOC Hong Kong Holdings Ltd.	252,000	964,528
China Construction Bank Corp.	6,502,000	4,838,883
DBS Group Holdings Ltd.	320,000	7,210,128
Erste Group Bank AG	122,968	3,829,677
Industrial & Commercial Bank of China, “H”	1,829,000	1,097,792
National Australia Bank Ltd.	236,516	5,297,645
NatWest Group PLC	1,908,615	5,488,313
UBS Group AG	411,226	7,736,210
		$50,844,490
Medical & Health Technology & Services – 0.9%
Sonic Healthcare Ltd.	163,857	$4,310,922
Medical Equipment – 0.2%
Olympus Corp.	48,900	$1,021,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 4.5%
ArcelorMittal S.A.	144,978	$4,662,230
Glencore PLC	1,106,853	7,281,964
Rio Tinto PLC	96,415	6,985,820
Vale S.A.	181,800	3,297,804
		$22,227,818
Natural Gas - Pipeline – 0.5%
Pembina Pipeline Corp.	58,422	$2,355,633
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	390,939	$3,170,041
Other Banks & Diversified Financials – 4.9%
AEON Financial Service Co. Ltd.	123,500	$1,150,155
Bank Leumi Le-Israel	240,060	2,390,900
Chailease Holding Co.	379,000	2,927,725
Credicorp Ltd.	10,209	1,433,139
Emirates NBD PJSC	281,463	1,007,674
Hana Financial Group, Inc.	64,606	2,579,516
KB Financial Group, Inc.	44,761	2,188,736
Komercni Banka A.S.	37,016	1,151,210
Macquarie Group Ltd.	45,684	6,075,585
Sberbank of Russia PJSC, ADR (a)(u)	178,806	0
Tisco Financial Group PCL	1,286,400	3,449,071
		$24,353,711
Pharmaceuticals – 6.7%
Bayer AG	101,678	$7,267,634
Novo Nordisk A.S., “B”	99,717	11,046,810
Roche Holding AG	31,946	10,870,699
Santen Pharmaceutical Co. Ltd.	488,400	3,942,678
		$33,127,821
Printing & Publishing – 1.1%
Transcontinental, Inc., “A”	213,189	$2,720,378
Wolters Kluwer N.V.	28,308	2,800,140
		$5,520,518
Railroad & Shipping – 0.8%
A.P. Moller-Maersk A/S	641	$1,870,318
Sankyu, Inc.	70,900	2,121,534
		$3,991,852
Real Estate – 1.7%
Ascendas India Trust, REIT	1,325,700	$1,101,512
Goodman Group, REIT	291,269	4,277,667
LEG Immobilien SE	29,687	3,055,104
		$8,434,283
Restaurants – 0.5%
Greggs PLC	85,444	$2,437,603
Specialty Chemicals – 1.6%
Linde PLC	14,370	$4,649,672
Nitto Denko Corp.	44,700	3,233,427
		$7,883,099

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.3%
Alibaba Group Holding Ltd. (a)	73,700	$888,380
JD.com, Inc., “A”	32,845	928,406
JD.com, Inc., ADR	28,712	1,611,317
ZOZO, Inc.	130,300	2,778,370
		$6,206,473
Telecommunications - Wireless – 2.0%
KDDI Corp.	102,400	$3,568,310
SoftBank Group Corp.	60,900	2,528,256
Vodafone Group PLC	2,224,289	3,659,930
		$9,756,496
Telephone Services – 1.7%
Hellenic Telecommunications Organization S.A.	155,135	$2,946,184
PT Telekom Indonesia	17,759,900	5,249,652
		$8,195,836
Tobacco – 2.4%
British American Tobacco PLC	149,117	$6,580,338
Imperial Brands PLC	64,577	1,456,992
Japan Tobacco, Inc.	216,700	3,934,077
		$11,971,407
Trucking – 0.9%
Yamato Holdings Co. Ltd.	247,600	$4,281,335
Utilities - Electric Power – 3.1%
E.ON SE	500,050	$5,091,283
Energisa S.A., IEU	341,300	3,189,981
Iberdrola S.A.	265,964	3,150,776
Transmissora Alianca de Energia Eletrica S.A., IEU	464,716	3,948,455
		$15,380,495
Total Common Stocks		$483,393,586
Preferred Stocks – 0.3%
Metals & Mining – 0.3%
Gerdau S.A.	195,700	$1,201,159
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.64% (v)	3,637,275	$3,637,275
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.8% (j)	563,258	$563,258

Other Assets, Less Liabilities – 1.1%		5,407,071
Net Assets – 100.0%		$494,202,349
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,637,275 and $485,158,003, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
IEU	International Equity Unit
PCL	Public Company Limited
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$19,957,469	$42,323,209	$—	$62,280,678
United Kingdom	51,697,026	—	—	51,697,026
China	22,003,904	24,770,484	—	46,774,388
Canada	45,745,822	—	—	45,745,822
France	37,485,711	—	—	37,485,711
Switzerland	31,819,690	—	—	31,819,690
Australia	6,950,662	22,670,119	—	29,620,781
Germany	21,942,089	—	—	21,942,089
South Korea	12,756,736	8,198,229	—	20,954,965
Other Countries	108,855,318	27,418,277	0	136,273,595
Mutual Funds	4,200,533	—	—	4,200,533
Total	$363,414,960	$125,380,318	$0	$488,795,278
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/21	$—
Transfers into level 3	0
Balance as of 5/31/22	$0
At May 31, 2022, the fund held two level 3 securities.
(2) Securities Lending Collateral
At May 31, 2022, the value of securities loaned was $3,677,290. These loans were collateralized by cash of $563,258 and U.S. Treasury Obligations (held by the lending agent) of $3,456,784.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,933,837	$90,393,064	$93,689,626	$—	$—	$3,637,275
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,161	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2022, are as follows:
Japan	12.6%
United Kingdom	10.5%
China	9.5%
Canada	9.3%
France	7.6%
Switzerland	6.5%
Australia	6.0%
Germany	4.4%
South Korea	4.2%
Other Countries	29.4%
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.